Cover	Sep. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2020
Entity File Number	2-88927
Entity Registrant Name	First Keystone Corporation
Entity Central Index Key	0000737875
Entity Tax Identification Number	23-2249083
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	111 West Front Street
Entity Address, City or Town	Berwick
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18603
City Area Code	570
Local Phone Number	752-3671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FKYS
Entity Emerging Growth Company	false